Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details) - USD ($)		Mar. 31, 2026	Sep. 30, 2025
Schedule of Other Payables and Accrued Liabilities [Abstract]
Accrued staff salaries		$ 69,696	$ 70,768
Accrued administrative expenses		112,418	222,070
Government grant liability	[1]		96,154
Other payables		2,513	2,876
Total		$ 184,627	$ 391,868

[1]	As of September 30, 2025, the Company recorded a government grant liability of $96,154 in respect of funds received, since the relevant grant conditions had not yet been met. For the six months ended March 31, 2026, the government grant of $96,154 was reclassified and recognized as other income in the unaudited condensed consolidated statements of operations and comprehensive income (loss), following the satisfaction of all grant eligibility criteria.